Intangible Assets and Goodwill - Finite Lived Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets that are subject to amortization
Cost	$ 1,082,600	$ 1,082,600
Accumulated Amortization	(74,555)	(24,852)
Net Carrying Amount	1,008,045	1,057,748
Customer relationships
Intangible assets that are subject to amortization
Cost	928,200	928,200
Accumulated Amortization	(58,012)	(19,338)
Net Carrying Amount	870,188	908,862
Content and data
Intangible assets that are subject to amortization
Cost	154,400	154,400
Accumulated Amortization	(16,543)	(5,514)
Net Carrying Amount	$ 137,857	$ 148,886
Successor | Customer relationships
Intangible assets that are subject to amortization
Amortization Period	12 years	12 years
Successor | Content and data
Intangible assets that are subject to amortization
Amortization Period	7 years	7 years
Tradeweb Markets LLC | Successor
Intangible assets that are subject to amortization
Cost		$ 1,082,600
Accumulated Amortization		(24,852)
Net Carrying Amount		$ 1,057,748
Tradeweb Markets LLC | Successor | Customer relationships | Refinitiv
Intangible assets that are subject to amortization
Amortization Period		12 years
Cost		$ 928,200
Accumulated Amortization		(19,338)
Net Carrying Amount		$ 908,862
Tradeweb Markets LLC | Successor | Content and data
Intangible assets that are subject to amortization
Amortization Period		7 years
Cost		$ 154,400
Accumulated Amortization		(5,514)
Net Carrying Amount		$ 148,886
Tradeweb Markets LLC | Predecessor
Intangible assets that are subject to amortization
Cost			$ 529,184
Accumulated Amortization			(318,965)
Net Carrying Amount			$ 210,219
Tradeweb Markets LLC | Predecessor | Customer relationships | Fixed Income Business
Intangible assets that are subject to amortization
Amortization Period			13 years
Cost			$ 155,284
Accumulated Amortization			(155,270)
Net Carrying Amount			$ 14
Tradeweb Markets LLC | Predecessor | Customer relationships | DW
Intangible assets that are subject to amortization
Amortization Period			11 years
Cost			$ 65,000
Accumulated Amortization			(42,348)
Net Carrying Amount			$ 22,652
Tradeweb Markets LLC | Predecessor | Customer relationships | RaffCap
Intangible assets that are subject to amortization
Amortization Period			12 years
Cost			$ 17,600
Accumulated Amortization			(9,166)
Net Carrying Amount			$ 8,434
Tradeweb Markets LLC | Predecessor | Customer relationships | BondDesk
Intangible assets that are subject to amortization
Amortization Period			15 years
Cost			$ 104,000
Accumulated Amortization			(28,806)
Net Carrying Amount			$ 75,194
Tradeweb Markets LLC | Predecessor | Customer relationships | Other
Intangible assets that are subject to amortization
Amortization Period			10 years
Cost			$ 2,100
Accumulated Amortization			(385)
Net Carrying Amount			$ 1,715
Tradeweb Markets LLC | Predecessor | Tradenames
Intangible assets that are subject to amortization
Amortization Period			10 years
Cost			$ 200
Accumulated Amortization			(125)
Net Carrying Amount			75
Tradeweb Markets LLC | Predecessor | Liquidity contracts
Intangible assets that are subject to amortization
Amortization Period		16 years
Cost			185,000
Accumulated Amortization			(82,865)
Net Carrying Amount			$ 102,135